PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Changes in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	0	904,390	1,989,375
Number of share options expired (in shares) | shares		(904,390)	(1,084,985)
Exercise price of outstanding share options (in USD per share)		$ 0	$ 91.98
Weighted average exercise price of share options outstanding (in USD per share)		0	91.98	$ 100.33
Weighted average exercise price of share options expired (in USD per share)		$ 91.98	$ 107.29
Number of share options exercisable (in shares) | shares	0	0	904,390
Exercise price of exercisable share options (in USD per share)	$ 0	$ 0	$ 91.98
Weighted average exercise price of share options exercisable (in USD per share)	$ 0	0	91.98
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)				91.98
Exercise price of expired share options (in USD per share)		$ 91.98	91.98
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)				$ 109.14
Exercise price of expired share options (in USD per share)			$ 109.14